RESTRICTED CASH (Details) $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020	Jun. 30, 2020 Rate	Jun. 30, 2020 vessel	Dec. 31, 2019 USD ($) vessel
Restricted Cash and Cash Equivalents Items [Line Items]
Debt instrument, covenant compliance, cash required to be maintained	$ 106.1				$ 38.3
Debt instrument, covenant compliance, cash required to be maintained, percentage		100.00%	50.00%		50.00%
Finance lease, number of leased assets | vessel				2	3
Cash buffer per vessel, covenant compliance	2.0
SFL
Restricted Cash and Cash Equivalents Items [Line Items]
Finance lease, number of leased assets | vessel				2
Cash surplus required for vessel leasing agreements, covenant compliance	$ 9.3				$ 13.1